Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of reconciliation of income and social contribution tax expense

20.1	Income tax and social contribution effective rate reconciliation
	2021	2020	2019

Income (loss) before income tax and social contribution (Continued operations)	369	1,901	(368)
Credit (expense) of Income tax and social contribution expense at the nominal rate (*)	(134)	(542)	105
Tax penalties	(16)	(11)	(16)
Share of profit of associates	(11)	19	(2)
Interest on own capital	114	(78)	(4)
Tax benefits	28	12	6
Sendas spin-off	-	(74)	-
Tax Credits (**)	238	-	-
Subsidy for investments (****)	557	-	-
Tax on results earned abroad (***)	(106)	-	-
Provision for non-realization of tax losses (***)	(51)	-	-
Other permanent differences	(25)	12	6
Effective income tax and social contribution expense	594	(662)	95

Credit (expense) income tax and social contribution expense for the year:
Current	(82)	(371)	249
Deferred	676	(291)	(154)
Credit (expense) income tax and social contribution expense	594	(662)	95
Effective rate	-160.98%	34.82%	25.82%

(*)	The nominal rate is 34% for subsidiaries based in Brazil, 31% (32% -2020) for those based in Colombia, 25% for those based in Uruguay and 30% for those based in Argentina. The Company does not pay social contribution based on a lawsuit that was final and favorable in the past, therefore the rate is 25%.
(**)	In September 2021, the Federal Supreme Court (STF) ruled, in terms of general repercussion, for the unconstitutionality of the collection of IRPJ and CSLL on amounts related to Selic interest arising from tax overpayments. Indeed, in 2021, the Company recorded income tax credits in the amount of R$238, of which R$18 was recorded under Recoverable Taxes and R$220 in the reversal of deferred income tax liabilities.
(***)	Amounts related to taxes calculated on subsidiaries abroad, related to entities in Éxito. Additionally, provisions were made for tax losses on subsidiaries with merger plans by management.
(****)	Certain Company operations benefit from state tax incentives which, pursuant to article 30 of Law No. 12,973/14 and Complementary Law No. 160/17, could be characterized as investment subsidies. The Company recorded the credit in 2021 based on its and legal advisors' opinion about the judgment in Higher Chamber of the Administrative Tax Appeals Council ("CSRF"). For the year ended December 31, 2021, the respective amounts were excluded from the IRPJ calculation basis.

Schedule of breakdown of deferred income tax and social contribution

	2021			2020
	Asset	Liability	Net	Asset	Liability	Net

Tax losses and negative basis of social contribution	1,145	-	1,145	514	-	514
Provision for contingencies	397	-	397	376	-	376
Goodwill tax amortization	-	(481)	(481)	-	(496)	(496)
Mark-to-market adjustment	-	(7)	(7)	-	(6)	(6)
Fixed assets, tradename and investment property	-	(1,710)	(1,710)	-	(1,686)	(1,686)
Unrealized gains with tax credits	-	(239)	(239)	-	(402)	(402)
Net adjustments of IFRS 16	285	-	285	389	-	389
Cash flow hedge	-	(7)	(7)	11	-	11
Other	96	-	96	29	-	29
Presumed profit on equity of Éxito	167	-	167	237	-	237
Deferred income tax and social contribution	2,090	(2,444)	(354)	1,556	(2,590)	(1,034)

Off-set assets and liabilities	(1,509)	1,509	-	(1,556)	1,556	-
Deferred income tax and social contribution assets/(liabilities), net	581	(935)	(354)	-	(1,034)	(1,034)

The Company estimates the recovery of the deferred tax assets as follows:

The Company estimates the recovery of the deferred tax assets as follows:

Up to one year	387
From 1 to 2 years	304
From 2 to 3 years	248
From 3 to 4 years	307
From 4 to 5 years	369
Above 5 years	475
2,090

Schedule of changes in deferred income tax and social contribution

20.3	Movement in deferred income tax and social contribution
	2021	2020	2019

Opening balance	(1,034)	(858)	(225)
Credit (expense) for the year – Continuing operations	676	(291)	(154)
Credit (expense) for the year - Discontinued operations	-	214	(122)
Tax on discontinued operations	-	-	314
Income tax related to OCI - Continuing operations	-	-	1
Income tax related to OCI - Discontinued operations	-	-	(20)
Business combination	-	-	(747)
Exchange rate changes	13	(188)	(18)
Assets held for sale and discontinued operations	-	-	122
Deconsolidation - Sendas	-	91	-
Other	(9)	(2)	(9)
At the end of the period	(354)	(1,034)	(858)